PGIM S&P 500 Quarterly Buffer 20 ETF N-1A Cover	Jul. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 01, 2026
Prospectus Date	Jun. 26, 2026